Lease Liabilities (Details)	6 Months Ended
Jan. 31, 2020 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 100,871
Right-of-use assets obtaining in exchange for lease obligations:
Operating leases	$ 1,187,116
Weighted-average remaining lease term - operating leases	7 years 2 months 8 days
Weighted-average discount rate - operating leases	12.00%